Cover	12 Months Ended
Sep. 30, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	AMDOCS LIMITED
Entity Central Index Key	0001062579
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	Y7
Entity Address, Address Line One	Hirzel House
Entity Address, Address Line Two	Smith Street
Entity Address, City or Town	St. Peter Port
Entity Address Country	GG
Entity Address, Postal Zip Code	GY1 2NG
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Security Exchange Name	NASDAQ
Security 12(b) Title	Ordinary Shares, par value £0.01
Trading Symbol	DOX
Entity Common Stock, Shares Outstanding	124,866,230
Entity File Number	1-14840
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Contact Phone [Member]
Document Information [Line Items]
City Area Code	314
Local Phone Number	212-8328
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Matthew E. Smith
Entity Address, Address Line One	1390 Timberlake Manor Parkway
Entity Address, City or Town	Chesterfield
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63017
Contact Personnel Email Address	dox_info@amdocs.com